INCOME TAXES (Schedule of Changes of Valuation Allowance) (Details) - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	$ 41,316,449	$ 38,729,208	$ 42,362,849
Reversal	(12,515,962)	(24,771)	(932,833)
Foreign exchange effect	(1,738,223)	2,612,012	(2,700,808)
Ending Balance	$ 27,062,264	$ 41,316,449	$ 38,729,208